Derivative Financial Instruments (Details) $ in Thousands	Feb. 22, 2017 bbl $ / bbl	Dec. 31, 2016 USD ($) bbl MMBTU $ / MMBTU $ / bbl
Open costless collar contracts [Member]
Summary of contracts for oil and natural gas
Fair Value of Asset (Liability) | $		$ (24,954)
Open costless collar contracts [Member] | Oil, Calculation Period One [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | bbl		2,760,000
Summary of contracts for oil and natural gas
Price Floor		41.39
Price Ceiling		51.88
Fair Value of Asset (Liability) | $		$ (18,316)
Open costless collar contracts [Member] | Oil, Calculation Period Two [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | bbl		720,000
Summary of contracts for oil and natural gas
Price Floor		43.75
Price Ceiling		63.90
Fair Value of Asset (Liability) | $		$ (751)
Open costless collar contracts [Member] | Natural Gas, Calculation Period One [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | MMBTU		16,860,000
Summary of contracts for oil and natural gas
Price Floor | $ / MMBTU		2.40
Price Ceiling | $ / MMBTU		3.59
Fair Value of Asset (Liability) | $		$ (5,887)
Subsequent Event [Member] | Oil [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | bbl	1,890,000
Summary of contracts for oil and natural gas
Price Floor	50.00
Price Ceiling	60.75